SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net change in non-cash working capital items included in mineral properties, plant and equipment:
Taxes receivable		$ 4,522
Accounts payable and accrued liabilities	$ (9,168)	(89,358)
Increase (decrease) in non-cash working capital items	(9,168)	(84,836)
Liabilities from financing activities, beginning period	293,029
Advance under credit facility		97,000
Net proceeds from convertible notes		95,795
Proceeds from loan facility	480,000
Cash payments	(75,006)	(1,319)
Liabilities from financing activities, ending period	456,254	293,029
Long-term debt
Net change in non-cash working capital items included in mineral properties, plant and equipment:
Liabilities from financing activities, beginning period	667,995	501,160
Advance under credit facility		97,000
Proceeds from loan facility	472,384
Cash payments	(659,724)
Other non-cash movements	61,560	69,835
Liabilities from financing activities, ending period	542,215	667,995
Convertible notes
Net change in non-cash working capital items included in mineral properties, plant and equipment:
Liabilities from financing activities, beginning period	76,582
Net proceeds from convertible notes		95,795
Cash payments	(2,250)	(1,319)
Other non-cash movements	7,818	(17,894)
Liabilities from financing activities, ending period	$ 82,150	$ 76,582